Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Summary of Tax Charges

	2022	2021	2020
	US$’000	US$’000	US$’000
Current – United States of America	224	211	(4,548)
Current – Elsewhere	401	416	383
Deferred (note 22)	—	(4,241)	(37,747)
Total tax charge/(credit) for the year	625	(3,614)	(41,912)

Summary of Reconciliation of Tax Expense Applicable to Loss Before Tax at the Statutory Rates
A reconciliation of the tax charge/(credit) applicable to loss before tax at the statutory rates for the countries (or jurisdictions) in which the Company and the majority of its subsidiaries are domiciled to the tax expense/(credit) at the effective tax rates is as follows:

	2022		2021		2020
	US$’000	%	US$’000	%	US$’000	%
Loss before tax	(445,724)		(407,196)		(308,285)
At the statutory blended US federal and state income tax rate of 28.1% (2021 and 2020: 28.1%)	(125,293)	28.1	(114,463)	28.1	(86,659)	28.1
Effect of tax rate differences in other countries and regions	15,129	(3.4)	15,027	(3.7)	35,062	(11.4)
Research and development credit	(24,970)	5.6	(954)	0.2	(15,643)	5.1
State rate change	(107)	—	—	—	—	—
Effect of non-deductible expenses	1,829	(0.4)	2,298	(0.6)	383	(0.1)
Tax losses and deductible temporary differences not recognized	131,194	(29.4)	102,481	(25.2)	26,040	(8.4)
Option income tax benefit	2,668	(0.6)	(9,532)	2.3	(442)	0.1
Prior year true up	—	—	—	—	—	—
Uncertain tax positions	—	—	—	—	—	—
Withholding tax on interest	—	—	—	—	—	—
Others	175	—	1,529	(0.4)	(653)	0.2
Tax charge/(benefit) at the Company’s effective rate	625	(0.1)	(3,614)	0.9	(41,912)	13.6